Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 10,764	$ 10,912		$ 343
Additions to right-of-use assets	4,445	4,092	$ 4,415
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	4,322	4,168	4,072
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,688	7,648
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	3,039	3,009	2,939
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,492	1,564
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	815	805	787
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,584	1,700
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 468	$ 354	$ 346